Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2014
Components of total pension costs
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2014	2013	2012	2014	2013	2012	2014	2013	2012
Total benefit costs (CHF million)
Service costs on benefit obligation	253	347	347	19	24	30	0	0	1
Interest costs on benefit obligation	338	304	378	134	122	127	7	8	8
Expected return on plan assets	(547)	(575)	(617)	(178)	(161)	(164)	0	0	0
Amortization of recognized prior service cost/(credit)	(88)	(92)	(52)	0	0	(1)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	137	258	144	52	79	74	9	13	13
Net periodic benefit costs	93	242	200	27	64	66	7	21	20
Settlement losses/(gains)	44	40	90	(2)	0	0	0	0	0
Curtailment losses/(gains)	(9)	(28)	(35)	0	0	0	0	0	0
Special termination benefits	17	19	19	0	0	0	0	0	0
Total benefit costs	145	273	274	25	64	66	7	21	20

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2014	2013	2014	2013	2014	2013
PBO (CHF million) [1]
Beginning of the measurement period	13,473	14,296	2,843	2,773	168	180
Plan participant contributions	200	209	0	0	0	0
Service cost	253	347	19	24	0	0
Interest cost	338	304	134	122	7	8
Plan amendments	0	0	0	0	(32)	0
Settlements	(169)	(208)	(4)	(4)	0	0
Curtailments	(16)	(5)	0	(2)	0	0
Special termination benefits	17	19	1	1	0	0
Actuarial losses/(gains)	2,280	(736)	463	69	25	(8)
Benefit payments	(715)	(753)	(109)	(97)	(8)	(8)
Exchange rate losses/(gains)	0	0	192	(43)	18	(4)
End of the measurement period	15,661	13,473	3,539	2,843	178	168
Fair value of plan assets (CHF million)
Beginning of the measurement period	14,912	14,340	3,007	2,893	0	0
Actual return on plan assets	970	913	637	183	0	0
Employer contributions	437	411	135	67	8	8
Plan participant contributions	200	209	0	0	0	0
Settlements	(169)	(208)	(2)	(4)	0	0
Benefit payments	(715)	(753)	(109)	(97)	(8)	(8)
Exchange rate gains/(losses)	0	0	208	(35)	0	0
End of the measurement period	15,635	14,912	3,876	3,007	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	(26)	1,439	337	164	(178)	(168)
Funded status recognized in the consolidated balance sheet as of December 31	(26)	1,439	337	164	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	0	1,439	822	520	0	0
Current liabilities	0	0	(8)	(8)	(10)	(8)
Noncurrent liabilities	(26)	0	(477)	(348)	(168)	(160)
Total amount recognized in the consolidated balance sheet as of December 31	(26)	1,439	337	164	(178)	(168)
ABO (CHF million) [2]
End of the measurement period	15,110	13,043	3,469	2,785	178	168
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2014	2013	2014	2013		2014	2013	2014	2013
CHF million
PBO	15,661	0	1,671	1,334		0	0	1,655	1,319
ABO	15,110	0	1,637	1,307		0	0	1,627	1,298
Fair value of plan assets	15,635	0	1,187	978		0	0	1,173	964
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2014	2013	2014	2013	2014	2013
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,960)	(2,717)	(50)	(40)	(4,010)	(2,757)
Prior service credit/(cost)	435	512	17	3	452	515
Total	(3,525)	(2,205)	(33)	(37)	(3,558)	(2,242)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2014 (CHF million)
Actuarial gains/(losses)	(1,861)	424		(1,437)	(25)	9	(16)	(1,453)
Prior service credit/(cost)	0	0		0	32	(12)	20	20
Amortization of actuarial losses/(gains)	189	(43)		146	9	(3)	6	152
Amortization of prior service cost/(credit)	(88)	18		(70)	(9)	3	(6)	(76)
Immediate recognition due to curtailment/settlement	51	(10)		41	0	0	0	41
Total amounts recognized in other comprehensive income	(1,709)	389		(1,320)	7	(3)	4	(1,316)
2013 (CHF million)
Actuarial gains/(losses)	1,027	(288)	[1]	739	8	(3)	5	744
Amortization of actuarial losses/(gains)	337	(83)		254	13	(5)	8	262
Amortization of prior service cost/(credit)	(92)	20		(72)	0	0	0	(72)
Immediate recognition due to curtailment/settlement	18	(3)		15	0	0	0	15
Total amounts recognized in other comprehensive income	1,290	(354)		936	21	(8)	13	949
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Group's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2015
in 2015	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	335	8
Amortization of prior service cost/(credit)	(68)	(13)
Total	267	(5)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012
Net periodic benefit cost (%)
Discount rate	2.60	2.20	2.80	4.71	4.47	4.78	5.10	4.30	4.70
Salary increases	1.20	1.20	1.40	4.31	4.02	4.03	–	–	–
Expected long-term rate of return on plan assets	3.75	4.00	4.25	6.16	6.18	6.43	–	–	–
Benefit obligation (%)
Discount rate	1.25	2.60	2.20	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	1.00	1.20	1.20	4.19	4.31	4.02	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2014	2013	2012
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	1.3	1.4
One percentage point decrease in health care cost trend rates	(0.3)	(1.0)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	5	23	27
One percentage point decrease in health care cost trend rates	(4)	(19)	(22)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2014				2013
	Level 1	Level 2	Level 3	Total	Level 1		Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	2,983	0	0	2,983	3,335		35		0	3,370
Debt securities	421	2,939	0	3,360	415		2,978		0	3,393
of which governments	338	0	0	338	395		0		0	395
of which corporates	83	2,939	0	3,022	20		2,978		0	2,998
Equity securities	2,545	2,222	0	4,767	2,224		2,321		0	4,545
Real estate	0	534	1,146	1,680	0		564		1,125	1,689
of which direct	0	0	1,146	1,146	0		0		1,123	1,123
of which indirect	0	534	0	534	0		564		2	566
Alternative investments	508	87	2,250	2,845	0		1,178		737	1,915
of which private equity	0	0	692	692	0		0		607	607
of which hedge funds	0	0	953	953	0		1,086		0	1,086
of which other	508	87	605	1,200	0		92	[1]	130	222
Switzerland	6,457	5,782	3,396	15,635	5,974		7,076		1,862	14,912
Cash and cash equivalents	191	88	0	279	66		333		0	399
Debt securities	189	1,590	267	2,046	335		1,017		177	1,529
of which governments	8	562	0	570	335		30		0	365
of which corporates	181	1,028	267	1,476	0		987		177	1,164
Equity securities	216	666	0	882	172		441		0	613
Real estate – indirect	0	0	117	117	0		0		94	94
Alternative investments	0	386	58	444	(23)		290		7	274
of which hedge funds	0	111	58	169	0		264		3	267
of which other	0	275	0	275	(23)	[1]	26	[1]	4	7
Other investments	0	108	0	108	0		98		0	98
International	596	2,838	442	3,876	550		2,179		278	3,007
Total plan assets at fair value	7,053	8,620	3,838	19,511	6,524		9,255		2,140	17,919
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate	1,219	0	(2)	32	0	3	11	1,263
of which direct	1,123	0	0	23	0	0	0	1,146
of which indirect	96	0	(2)	9	0	3	11	117
Alternative investments	744	1,378	(5)	79	(1)	112	1	2,308
of which private equity	607	0	(1)	40	0	46	0	692
of which hedge funds	3	953	0	(10)	(1)	65	1	1,011
of which other	134	425	(4)	49	0	1	0	605
Total plan assets at fair value	2,140	1,380	(7)	98	16	180	31	3,838
of which Switzerland	1,862	1,378	(2)	111	0	47	0	3,396
of which International	278	2	(5)	(13)	16	133	31	442
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate	1,169	0	0	52	0	0	(2)	1,219
of which direct	1,078	0	0	45	0	0	0	1,123
of which indirect	91	0	0	7	0	0	(2)	96
Alternative investments	696	149	(147)	37	7	15	(13)	744
of which private equity	666	0	(147)	45	1	47	(5)	607
of which hedge funds	30	2	0	(3)	2	(27)	(1)	3
of which other	0	147	0	(5)	4	(5)	(7)	134
Total plan assets at fair value	1,936	150	(148)	94	7	118	(17)	2,140
of which Switzerland	1,742	147	(147)	87	0	42	(9)	1,862
of which International	194	3	(1)	7	7	76	(8)	278

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
	Switzerland		International
December 31	2014	2013	2014	2013
Weighted-average plan asset allocation (%)
Cash and cash equivalents	19.1	22.6	7.2	13.3
Debt securities	21.5	22.8	52.7	50.7
Equity securities	30.5	30.4	22.8	20.4
Real estate	10.7	11.3	3.0	3.1
Alternative investments	18.2	12.9	11.5	9.2
Insurance	0.0	0.0	2.8	3.3
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2015
	Switzerland	International
2015 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	35.0	59.4
Equity securities	30.0	24.3
Real estate	12.0	2.8
Alternative investments	13.0	10.4
Insurance	0.0	2.8
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2015	1,206	10
2016	938	10
2017	911	11
2018	897	11
2019	938	12
For five years thereafter	5,037	59

Bank
Components of total pension costs
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2014	2013	2012	2014	2013	2012
Total benefit costs (CHF million)
Service costs on benefit obligation	19	24	30	0	0	1
Interest costs on benefit obligation	134	122	127	7	8	8
Expected return on plan assets	(178)	(161)	(164)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	(1)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	52	79	74	9	13	13
Net periodic benefit costs	27	64	66	7	21	20
Settlement losses/(gains)	(2)	0	0	0	0	0
Total benefit costs	25	64	66	7	21	20

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2014	2013	2014	2013
PBO (CHF million) [1]
Beginning of the measurement period	2,843	2,773	168	180
Service cost	19	24	0	0
Interest cost	134	122	7	8
Plan amendments	0	0	(32)	0
Settlements	(4)	(4)	0	0
Curtailments	0	(2)	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	463	69	25	(8)
Benefit payments	(109)	(97)	(8)	(8)
Exchange rate losses/(gains)	192	(43)	18	(4)
End of the measurement period	3,539	2,843	178	168
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,007	2,893	0	0
Actual return on plan assets	637	183	0	0
Employer contributions	135	67	8	8
Settlements	(2)	(4)	0	0
Benefit payments	(109)	(97)	(8)	(8)
Exchange rate gains/(losses)	208	(35)	0	0
End of the measurement period	3,876	3,007	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	337	164	(178)	(168)
Funded status recognized in the consolidated balance sheet as of December 31	337	164	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	822	520	0	0
Current liabilities	(8)	(8)	(10)	(8)
Noncurrent liabilities	(477)	(348)	(168)	(160)
Total amount recognized in the consolidated balance sheet as of December 31	337	164	(178)	(168)
ABO (CHF million) [2]
End of the measurement period	3,469	2,785	178	168
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2014	2013		2014	2013
CHF million
PBO	1,671	1,334		1,655	1,319
ABO	1,637	1,307		1,627	1,298
Fair value of plan assets	1,187	978		1,173	964
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2014	2013	2014	2013	2014	2013
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(606)	(674)	(50)	(40)	(656)	(714)
Prior service credit/(cost)	0	0	17	3	17	3
Total	(606)	(674)	(33)	(37)	(639)	(711)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2014 (CHF million)
Actuarial gains/(losses)	(5)	35		30	(25)	9	(16)	14
Prior service credit/(cost)	0	0		0	32	(12)	20	20
Amortization of actuarial losses/(gains)	52	(14)		38	9	(3)	6	44
Amortization of prior service cost/(credit)	0	0		0	(9)	3	(6)	(6)
Total amounts recognized in other comprehensive income	47	21		68	7	(3)	4	72
2013 (CHF million)
Actuarial gains/(losses)	(47)	(62)	[1]	(109)	8	(3)	5	(104)
Amortization of actuarial losses/(gains)	79	(29)		50	13	(5)	8	58
Immediate recognition due to curtailment/settlement	2	0		2	0	0	0	2
Total amounts recognized in other comprehensive income	34	(91)		(57)	21	(8)	13	(44)
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Bank's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2015
in 2015	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	58	8
Amortization of prior service cost/(credit)	0	(13)
Total	58	(5)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2014	2013	2012	2014	2013	2012
Net periodic benefit cost (%)
Discount rate	4.71	4.47	4.78	5.10	4.30	4.70
Salary increases	4.31	4.02	4.03	–	–	–
Expected long-term rate of return on plan assets	6.16	6.18	6.43	–	–	–
Benefit obligation (%)
Discount rate	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	4.19	4.31	4.02	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2014	2013	2012
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	1.3	1.4
One percentage point decrease in health care cost trend rates	(0.3)	(1.0)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	5	23	27
One percentage point decrease in health care cost trend rates	(4)	(19)	(22)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2014				2013
	Level 1	Level 2	Level 3	Total	Level 1		Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	191	88	0	279	66		333		0	399
Debt securities	189	1,590	267	2,046	335		1,017		177	1,529
of which governments	8	562	0	570	335		30		0	365
of which corporates	181	1,028	267	1,476	0		987		177	1,164
Equity securities	216	666	0	882	172		441		0	613
Real estate – indirect	0	0	117	117	0		0		94	94
Alternative investments	0	386	58	444	(23)		290		7	274
of which hedge funds	0	111	58	169	0		264		3	267
of which other	0	275	0	275	(23)	[1]	26	[1]	4	7
Other investments	0	108	0	108	0		98		0	98
Total plan assets at fair value	596	2,838	442	3,876	550		2,179		278	3,007
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate – indirect	94	0	0	9	0	3	11	117
Alternative investments	7	0	(4)	(10)	(1)	65	1	58
of which hedge funds	3	0	0	(10)	(1)	65	1	58
of which other	4	0	(4)	0	0	0	0	0
Total plan assets at fair value	278	2	(4)	(14)	16	133	31	442
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate – indirect	89	0	0	7	0	0	(2)	94
Alternative investments	34	2	0	(5)	7	(27)	(4)	7
of which private equity	4	0	0	(1)	0	(3)	0	0
of which hedge funds	30	2	0	(4)	3	(28)	0	3
of which other	0	0	0	0	4	4	(4)	4
Total plan assets at fair value	194	3	(1)	7	7	76	(8)	278

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
December 31	2014	2013
Weighted-average plan asset allocation (%)
Cash and cash equivalents	7.2	13.3
Debt securities	52.7	50.7
Equity securities	22.8	20.4
Real estate	3.0	3.1
Alternative investments	11.5	9.2
Insurance	2.8	3.3
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2015
2015 (%)
Cash and cash equivalents	0.3
Debt securities	59.4
Equity securities	24.3
Real estate	2.8
Alternative investments	10.4
Insurance	2.8
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2015	79	10
2016	80	10
2017	86	11
2018	96	11
2019	109	12
For five years thereafter	700	59